Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory
Inventory	$ 5,982	$ 6,956
Amount of inventory recognized as expense	(8,500)	(8,300)	$ (8,200)
Inventory provisions	(752)	(603)	(416)
Reversed inventory Provisions	218	216	$ 172
Raw material, consumables
Inventory
Inventory	751	931
Work in progress
Inventory
Inventory	3,024	3,087
Finished products
Inventory
Inventory	$ 2,207	$ 2,938